Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2040 Fund))	0 Months Ended
	Jul. 13, 2011
Class A
Average Annual Return:
1 Year	7.41%
Life of class	(2.66%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.07%
Life of class	(2.89%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.88%
Life of class	(2.36%)
Class B
Average Annual Return:
1 Year	8.21%
Life of class	(2.35%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	12.12%
Life of class	(1.32%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	12.79%
Life of class	(0.83%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	14.79%
Life of class	(0.12%)
Inception Date	Mar. 04, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of class	5.59%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of class	0.29%	[1]

[1]	From 02/29/08.